OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

May 5, 2009

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Integrity Funds, on behalf of Oppenheimer Core Bond Fund (the “Registrant”)

     Reg. No. 2-76547; File No. 811-3420

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2009.

Sincerely,

              /s/ Kathleen T. Ives

------------------------------------

     Kathleen T. Ives

Vice President & Deputy General Counsel

303-768-3331

                                                                              kives@oppenheimerfunds.com

cc:     K&L Gates LLP
     Deloitte & Touche LLP
     Gloria LaFond

     Nancy S. Vann